UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-22737

Tea Leaf Management Investment Trust

 (Exact name of registrant as specified in charter)

370 Lexington Avenue, Suite 201

New York, NY  10017

 (Address of principal executive offices)(Zip code)

CT Corporation System

Corporation Trust Center

1300 East 9th Street

Cleveland, OH  44114

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH  45202

Registrant’s Telephone Number, including Area Code:  (212) 871-5700

Date of fiscal year end: January 31

Date of reporting period: January 31, 2014

Item 1.  Reports to Stockholders.

TeaLeaf Long/Short Deep Value Fund

Class A Shares

LEFAX

Class C Shares

LEAFX

ANNUAL REPORT

JANUARY 31, 2014

TeaLeaf Long/Short Deep Value Fund – Annual Review

Despite being patient and taking several months to get invested in accordance with its principal investment strategies, the fund enjoyed very, very strong performance in its first fiscal period ended January 31, 2014.  Class A shares (with no sales load) were up 36.00% (from inception on March 1, 2013), while the Russell 2000 Index was up 25.64%, and the Morningstar Long/Short Equity Index was up 9.60% over the same period.  Class C shares were up 34.39% (from inception on March 26, 2013), while the Russell 2000 Index was up 20.90% and the Morningstar Long/Short Equity Index was up 7.75% over the same period.  We were tax efficient last year, as taxable income was kept to a minimum despite the strong performance.

The outperformance was primarily driven by stock selection in long positions, led by Hydrogenics corporation (HYGS), Dot Hill Systems Corporation (HILL), Logitech International, S.A. (LOGI), LTX-Credence Corporation (LTXC), and Extreme Networks, Inc. (EXTR).  Since it first was fully invested in accordance with its strategies, the fund has remained roughly 65-75% net long.  The fund’s heaviest industry concentrations are in technology, industrials, consumer discretionary, healthcare and energy.  We continue to look for, and find, individual long positions that are attractive based on our analysis of their reward/risk ratios.  We have 29 long positions and typically expect to have 30-35 long positions.

On the short side, we are trying to find short positions in companies that are fundamentally weak, have expensive valuations and are not expected to be the subject of a takeover.  However, we are mindful of the high correlation in the market over the past year and the strong merger and acquisition market.  As a result, we have taken short positions in ETFs to hedge overall equity market risk.  In addition, we have been using out-of-the-money index put options the past several months in an attempt to protect against any sudden drops in the market, especially with market volatility being as low as it has been the past several months.  Given the market’s strength, the fund’s short positions (including ETFs) and put options have been a drag on performance.

Looking forward, we are now fully invested and will continue to monitor our long positions and their reward/risk ratios, as well as monitor overall portfolio construction.  Until the market either corrects, volatility increases significantly, and/or investor sentiment gets much more negative, our intent is to continue to use index put options in an attempt to protect the portfolio.

Sincerely,

David A. Hanover, CFA
Treasurer

The Fund is distributed by Arbor Court Capital, LLC, member FINRA.

TEALEAF LONG/SHORT DEEP VALUE FUND – CLASS A

PERFORMANCE ILLUSTRATION

JANUARY 31, 2014 (UNAUDITED)

TOTAL RETURNS

FOR PERIOD ENDED JANUARY 31, 2014

FUND/INDEX	SINCE INCEPTION (March 1, 2013) *	VALUE
TeaLeaf Long/Short Deep Value Fund - Class A
No Sales Load	36.00%	$ 13,600
With Sales Load	28.18%	$ 12,818
Russell 2000 Index	25.64%	$ 12,564
* Not annualized.

This chart assumes an initial investment of $10,000 made on March 1, 2013 for Class A shares. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.  The returns for the Russell 2000 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Fund charges an initial sales charge of 5.75% when you invest in Class A shares, unless you qualify for a reduction or waiver of the sales charge.  The graph above reflects with and without the sales charge.

The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed less than 24 months after purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more.

The Fund imposes a 2.00% redemption fee on shares redeemed within 90 days.

TEALEAF LONG/SHORT DEEP VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JANUARY 31, 2014 (UNAUDITED)

TOTAL RETURNS

FOR PERIOD ENDED JANUARY 31, 2014

FUND/INDEX	SINCE INCEPTION (March 26, 2013) *	VALUE
TeaLeaf Long/Short Deep Value Fund - Class C	34.39%	$ 13,439
Russell 2000 Index	20.90%	$ 12,090
* Not annualized.

This chart assumes an initial investment of $10,000 made on March 26, 2013 for Class C shares. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions.  Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The performance information shown represents past performance and should not be interpreted as indicative of the Fund's future performance.  The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares.

The Russell 2000 Index is an index measuring the performance of approximately 2,000 small-cap companies in the Russell 3000 Index, which is made up of 3,000 of the biggest U.S. stocks. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.  The returns for the Russell 2000 Index reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class C shares redeemed less than 12 months after purchase.

The Fund imposes a 2.00% redemption fee on shares redeemed within 90 days.

TEALEAF LONG/SHORT DEEP VALUE FUND

           PORTFOLIO ANALYSIS

             JANUARY 31, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Sectors are categorized using Morningstar® classifications.

The chart excludes securities sold short.

	TeaLeaf Long/Short Deep Value Fund
	Schedule of Investments
	January 31, 2014

Shares		Value

COMMON STOCK - 98.16%

Arrangement of Transportation of Freight & Cargo - 1.43%
2,000	Echo Global Logistics, Inc. *	$ 40,580

Communication Equipment - 2.17%
10,000	Alcatel-Lucent S.A. ADR	39,500
11,500	Aviat Networks, Inc. *	21,850
		61,350
Computer Peripheral Equipment, NEC - 4.84%
8,700	Logitech International SA *	137,112

Computer Storage Devices - 11.14%
55,000	Dot Hill Systems Corp. (a) *	268,400
37,500	Quantum Corp. (a) *	46,875
		315,275
Diversified Communication Services - 1.46%
5,700	Cbeyond Communications, Inc. (a) *	41,382

Electromedical & Electrotherapeutic Apparatus - 3.83%
11,400	Cutera, Inc. (a) *	108,300

Fabricated Plate Work - 4.12%
14,000	McDermott International, Inc. *	116,760

Heavy Construction - 4.35%
3,700	Granite Construction, Inc. (a)	123,173

Hotels & Motels - 3.61%
15,500	Century Casinos, Inc. (a) *	102,300

Industrial Inorganic Chemicals - 8.89%
10,500	Hydrogenics Corp. (a) *	251,580

Information Technology Services - 1.33%
1,800	Sykes Enterprises, Inc. (a) *	37,728

Instruments for Measuring & Testing Electricity - 5.13%
17,000	LTX-Credence Corp. (a) *	145,350

Internet Software & Services - 4.19%
9,700	Vocus, Inc. (a) *	118,534

Medical Appliances & Equipment - 4.56%
6,400	Invacare Corp. (a)	129,152

Motor Vehicle Parts & Accessories - 2.51%
8,900	Commercial Vehicle Group, Inc. *	71,200

Networking & Communication Devices - 2.33%
9,000	Extreme Networks, Inc. (a) *	65,880

Oil & Gas Field Exploration Services - 2.25%
21,000	ION Geophysical Corp. *	63,630

Railroad Equipment - 3.73%
4,600	FreightCar America, Inc.	105,708

Retail-Apparel & Accessory Stores - 2.87%
1,500	Abercrombie & Fitch Co.	53,070
4,000	Aeropostale, Inc. *	28,200
		81,270
Semiconductor - Broad Line - 5.60%
38,000	Entropic Communications, Inc. (a) *	158,460

Semiconductor - Integrated Circuits - 3.27%
8,400	Exar Corp. (a) *	92,484

Semiconductors & Related Devices - 4.09%
18,000	FormFactor, Inc. (a) *	115,920

Services-Educational Services - 6.17%
16,800	Career Education Corp. *	91,392
3,800	K12, Inc. *	83,410
		174,802
Steel Works, Blast Furnaces & Rolling Mills - 2.67%
2,900	United States Steel Corp.	75,719

Surgical & Medical Instruments & Apparatus - 1.62%
4,300	Accuray, Inc. *	45,795

TOTAL FOR COMMON STOCK (Cost $2,140,373) - 98.16%		$ 2,779,444

PUT OPTIONS - 1.94%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Put
	iShares Russell 2000 Index *
4,000	March 2014 Put @ $112.00	12,640

	iShares Russell 2000 Index *
5,000	March 2014 Put @ $115.00	23,350

	Technology SPDR *
20,000	March 2014 Put @ $35.00	18,800

TOTAL FOR PUT OPTIONS (Premiums Paid $28,640) - 1.94%		54,790

SHORT TERM INVESTMENTS - 6.57%
186,080	Fidelity Government Money Market Fund 57 - Institutional Class, 0.01%, (Cost $186,080) **	186,080

TOTAL INVESTMENTS (Cost $2,355,093) - 106.67%		$ 3,020,314

LIABILITIES IN EXCESS OF OTHER ASSETS - (6.67)%		(188,849)

NET ASSETS - 100.00%		$ 2,831,465

(a) All or a portion of this security is held as collateral for securities sold short.
* Represents non-income producing security during the period.
** Variable Rate Security, the coupon rate shown represents the 7-day yield at January 31, 2014.
ADR - American Depository Receipt
The accompanying notes are an integral part of these financial statements.

	TeaLeaf Long/Short Deep Value Fund
	Schedule of Securities Sold Short
	January 31, 2014

Shares		Value

COMMON STOCK *

Information Technology Services
500	International Business Machines Corp.	$ 88,340

TOTAL FOR COMMON STOCK (Proceeds $94,712)		88,340

EXCHANGE TRADED FUNDS *
1,000	iShares Russell 2000 Index	112,160
2,000	iShares Russell 2000 Growth Index	266,660
1,400	iShares Russell 3000 Index	149,954
5,100	Market Vectors Semiconductor ETF	209,967
3,300	Technology Select Sector SPDR	114,906

TOTAL EXCHANGE TRADED FUNDS (Proceeds $855,100)		853,647

TOTAL SECURITIES SOLD SHORT (Proceeds $949,812)		$ 941,987

* Represents non-income producing security during the period.
The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund
Statement of Assets and Liabilities
January 31, 2014

Assets:
Investments in Securities, at Value (Cost $2,355,093)	$ 3,020,314
Cash	792,308
Receivables:
Dividends and Interest	1
Portfolio Securities Sold	14,239
Prepaid Expenses	4,313
Total Assets	3,831,175
Liabilities:
Securities Sold Short, at Value (Proceeds $949,812)	941,987
Payables:
Advisory Fees	383
Distribution Fees	1,436
Trustee Fees	1,000
Portfolio Securities Purchased	45,996
Accrued Expenses	8,908
Total Liabilities	999,710
Net Assets	$ 2,831,465

Net Assets Consist of:
Paid In Capital	$ 2,275,542
Accumulated Undistributed Net Investment Loss	(50,273)
Accumulated Undistributed Realized Loss on Investments	(66,850)
Unrealized Appreciation in Value of Investments	673,046
Net Assets	$ 2,831,465

Class A:
Net Assets	$ 908,570
Shares outstanding	66,808

Net asset value, offering price, and redemption price per share	$ 13.60

Maximum Offering Price Per Share ($13.60/0.9425) *	$ 14.43

Short-term Redemption Price Per Share ($13.60 x 0.98) **	$ 13.33

Short-term Redemption Price Per Share ($13.60 x 0.99) ***	$ 13.46

Class C:
Net Assets	$ 1,922,895
Shares outstanding	142,203

Net asset value, offering price, and redemption price per share	$ 13.52

Short-term Redemption Price Per Share ($13.52 x 0.98) **	$ 13.25

Short-term Redemption Price Per Share ($13.52 x 0.99) ****	$ 13.39

* If you purchase Class A shares of the Fund, you will pay a maximum initial sales charge of 5.75% when you invest, unless you qualify for a reduction or waiver of the sales charge.

Please refer to the Prospectus for qualifying sales charge reductions or waivers.
** The Fund will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

*** The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class A shares redeemed less than 24 months after purchase if the shares were purchased without an initial sales charge because they were purchases of $1 million or more.

**** The Fund charges a 1.00% contingent deferred sales charge ("CDSC") on certain Class C shares redeemed less than 12 months after purchase.

The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund
Statement of Operations
For the Period March 1, 2013 (commencement of investment operations)
through January 31, 2014

Investment Income:
Dividends	$ 5,921
Interest	19
Total Investment Income	5,940

Expenses:
Advisory Fees	34,391
Transfer Agent & Accounting Fees	13,646
Distribution (12b-1) Fees (Class A -$1,114, Class C - $10,829)	11,943
Registration Fees	2,357
Audit Fees	7,000
Miscellaneous Fees	6,270
Custodial Fees	6,268
Legal Fees	56,862
Insurance Fees	6,800
Interest Expense	5,690
Dividend Expense	4,147
Trustee Fees	4,000
Printing and Mailing	1,183
Total Expenses	160,557
Fees Waived and Reimbursed by the Adviser	(104,344)
Net Expenses	56,213

Net Investment Loss	(50,273)

Realized and Unrealized Gain (Loss) on Investments, Options, and Securities Sold Short:
Realized Gain (Loss) on:
Realized Gain on Investments	52,678
Realized Loss on Options	(40,420)
Realized Loss on Securities Sold Short	(79,108)

Net Change in Unrealized Appreciation (Depreciation) on:
Net Change in Unrealized Appreciation on Investments	639,071
Net Change in Unrealized Appreciation on Options	26,150
Net Change in Unrealized Appreciation on Securities Sold Short	7,825

Net Realized and Unrealized Gain on Investments	606,196

Net Increase in Net Assets Resulting from Operations	$ 555,923

The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund
Statement of Changes in Net Assets

Period Ended *
January 31, 2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (50,273)
Net Realized Loss on Investments in Securities, Options, and Securities Sold Short	(66,850)
Net Change in Unrealized Appreciation on Investments in Securities, Options, and Securities Sold Short	673,046
Net Increase in Net Assets Resulting from Operations	555,923

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	655,000
Class C	1,634,570
Cost of Shares Redeemed
Class A	-
Class C	(114,028)
Net Increase from Shareholder Activity	2,175,542

Net Assets:
Net Increase in Net Assets	2,731,465
Beginning of Period	100,000
End of Period (Including Accumulated Undistributed Net Investment Loss of $(50,273))	$ 2,831,465

Share Transactions:
Shares Sold
Class A	56,808
Class C	151,600
Shares Redeemed
Class A	-
Class C	(9,397)
Net Increase in Shares	199,011
Outstanding at Beginning of Period	10,000
Outstanding at End of Period	209,011

* For Class A shares the period March 1, 2013 (commencement of investment operations) through January 31, 2014.
For Class C shares the period March 26, 2013 (commencement of investment operations) through January 31, 2014.

The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund - Class A
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	January 31, 2014

Net Asset Value, at Beginning of Period	$ 10.00

Income From Investment Operations:
Net Investment Income Loss *	(0.30)
Net Realized and Unrealized Gain on Investments	3.90
Total from Investment Operations	3.60

Net Asset Value, at End of Period	$ 13.60

Total Return **	36.00%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 909
Before Waiver
Ratio of Expenses to Average Net Assets	9.37%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	8.66%	(b)
Ratio of Net Investment Loss to Average Net Assets	(8.94)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	3.21%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	2.50%	(b)
Ratio of Net Investment Loss to Average Net Assets	(2.78)%	(b)
Portfolio Turnover	142.29%	(c)

(a) For the period March 1, 2013 (commencement of investment operations) through January 31, 2014.
(b) Annualized
(c) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund - Class C
Financial Highlights
Selected data for a share outstanding throughout the period.

	Period Ended	(a)
	January 31, 2014

Net Asset Value, at Beginning of Period	$ 10.06

Income From Investment Operations:
Net Investment Loss *	(0.35)
Net Realized and Unrealized Gain on Investments	3.81
Total from Investment Operations	3.46

Net Asset Value, at End of Period	$ 13.52

Total Return **	34.39%	(c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,923
Before Waiver
Ratio of Expenses to Average Net Assets	10.95%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	10.34%	(b)
Ratio of Net Investment Loss to Average Net Assets	(10.58)%	(b)
After Waiver
Ratio of Expenses to Average Net Assets	3.86%	(b)
Ratio of Expenses to Average Net Assets, Excluding Interest and Dividends on Securities Sold Short	3.25%	(b)
Ratio of Net Investment Loss to Average Net Assets	(3.49)%	(b)
Portfolio Turnover	142.29%	(c)

(a) For the period March 26, 2013 (commencement of investment operations) through January 31, 2014.
(b) Annualized
(c) Not Annualized
* Per share net investment income (loss) has been determined on the basis of average shares method.
** Total Return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of all Fund distributions.

The accompanying notes are an integral part of these financial statements.

TeaLeaf Long/Short Deep Value Fund
NOTES TO FINANCIAL STATEMENTS

JANUARY 31, 2014

1.  ORGANIZATION

The TeaLeaf Long/Short Deep Value Fund (the "Fund") was organized as diversified series of Tea Leaf Management Investment Trust (the "Trust") on December 6, 2012.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated July 17, 2012 (the "Trust Agreement") as filed with the Ohio Secretary of State July 27, 2012.  The Trust Agreement permits the Board of Trustees to authorize and issue an unlimited number of shares of beneficial interest of separate series without par value.  The Fund is the only series currently authorized by the Trustees.  The investment adviser to the Fund is AMH Equity, Ltd. (the "Adviser").

The Fund’s investment objective is long-term capital appreciation.

At January 31, 2014, only Class A and Class C shares have been issued.

2.  SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The following is a summary of significant accounting policies used in preparing the financial statements.

SECURITY VALUATIONS: Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Because foreign securities trade on days when Fund shares are not priced, the value of securities held by the Fund can change on days when Fund shares cannot be purchased or redeemed.

SHARE VALUATION: The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (the “NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.  The NYSE is currently closed on weekend days and on New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.  The NAV is determined by totaling the value of all portfolio securities, cash and other assets held by the Fund, and subtracting from that total all liabilities, including accrued expenses.  The total NAV is divided by the total number of shares outstanding to determine the NAV of each share.

ORGANIZATIONAL AND OFFERING COSTS: All costs incurred by the Fund in connection with the organization, offering and initial registration of the Fund, principally professional fees, were paid on behalf of the Fund by the Adviser and will not be borne by the Fund.

FEDERAL INCOME TAXES: The Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

It is the Fund’s policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Code. This Internal Revenue Code requirement may cause an excess of distributions over the book year end accumulated income. In addition, it is the Fund’s policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

In addition, GAAP requires management of the Fund to analyze all open tax years for the Fund, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  For the period March 1, 2013 (commencement of investment operations) through January 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements.  Actual results could differ from those estimates.

SHARE CLASS ACCOUNTING: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated between the classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

SHORT SALES: The Fund may sell a security it does not own in anticipation of a decline in the value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

OPTIONS:  The Fund may utilize call and put options to attempt to protect against possible changes in the market value of securities held in or to be purchased for the Fund's portfolio and to generate income or gain for the Fund.  The ability of the Fund to successfully utilize options will depend on the Adviser's ability to predict pertinent market movements, which cannot be assured.  The Fund will comply with applicable regulatory requirements when implementing these techniques and instruments.

REDEMPTION FEES: Each class of the Fund will assess a 2.00% fee on Fund shares redeemed within 90 days of purchase.  The Fund reserves the right to modify or eliminate the redemption fee at any time. If there is a material change to the Fund's redemption fee, the Fund will notify investors at least 60 days prior to the effective date of the change.  The Fund also reserves the right to waive the redemption fee for any shareholder if the circumstances warrant.  For the period March 1, 2013 (commencement of investment operations) through January 31, 2014, the Fund did not collect any early redemption fees.

CONTINGENT DEFERRED SALES CHARGE: Class A and Class C shares are subject to a Contingent Deferred Sales Charge (“CDSC”). Class A shares, purchased without the load, are subject to a CDSC on shares redeemed prior to the first 24 months after their purchase in the amount of the commissions paid by the distributor on the shares redeemed.  Class C shares are subject to a CDSC on shares redeemed prior to the first 12 months after their purchase in the amount advanced, less any amounts recouped by the distributor from 12b-1 payments received by the distributor.  The distributor may waive the CDSC at its discretion on either class of the Fund’s shares.

SALES CHARGE: Purchase of Class A shares of the Fund will be subject to a maximum initial sales charge of 5.75%, unless they qualify for a reduction or waiver of the sales charge.  Please refer to the Prospectus for qualifying sales charge reductions or waivers.

OTHER:  The Fund records security transactions on the trade date.  The highest-cost method is used in determining gains and losses for financial and income tax purposes.  Dividend income is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

SUBSEQUENT EVENTS: The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

3.  FAIR VALUE

GAAP establishes a framework for measuring fair value. That framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. It applies to fair value measurements already required or permitted by existing standards. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements).

The three levels of the fair value hierarchy under GAAP are described as follows:

Level 1 – Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Fund has the ability to access.

Level 2 – Quoted prices for similar assets or liabilities in active markets or quoted prices for identical or similar assets or liabilities in inactive markets. Level 2 inputs include those other than quoted prices that are observable for the asset or liability and that are derived principally from, or corroborated by, observable market data by correlation or other means. If the asset or liability has a specified term the Level 2 inputs must be observable for substantially the full term of the asset or liability.

Level 3 – Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used should maximize the use of observable inputs and minimize the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund’s assets by the above fair value hierarchy levels as of January 31, 2014:

Assets
Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks	$ 2,779,444	-	-	$ 2,779,444
Put Options	54,790	-	-	54,790
Short-Term Investments:
Fidelity Govt. MM Fund – Inst. Class	186,080	-	-	186,080
	$ 3,020,314	-	-	$ 3,020,314
Liabilities
Investments in Securities Sold Short	Level 1	Level 2	Level 3	Total
Common Stocks	$ 88,340	-	-	$ 88,340
Exchange Traded Funds	853,647	-	-	853,647
	$ 941,987	-	-	$ 941,987

The Fund did not hold any Level 3 assets for the period March 1, 2013 (commencement of investment operations) through January 31, 2014.  There were no transfers into or out of Level 1 or Level 2 during the period ended January 31, 2014. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

4.  RELATED PARTY TRANSACTIONS

INVESTMENT ADVISER: The Trustees selected AMH Equity, Ltd. as the investment adviser to the Fund. Subject to the supervision and direction of the Trustees, the Adviser manages the Fund's securities and investments in accordance with the Fund's stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Fund.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Fund, and the Adviser.  Pursuant to the Management Agreement, the Fund pays the Adviser, on a monthly basis, an annual advisory fee equivalent to 2.25% of the Fund's average daily net assets for Class A and Class C.  For the period March 1, 2013 (commencement of investment operations) through January 31, 2014, the Fund accrued $34,391 in advisory fees.

The Adviser has contractually agreed to reduce its fees and to reimburse expenses, at least until March 31, 2014, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any 12b-1 fees, interest expenses, dividend expenses on short sales, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest (acquired fund fees and expenses), or extraordinary expenses such as litigation) will not exceed 2.25% of average daily net assets attributable to Class A and Class C.  This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the Adviser.  Fee waiver and reimbursement arrangements can decrease the Fund's expenses and boost its performance.  For the period March 1, 2013 (commencement of investment operations) through January 31, 2014, the Adviser waived $104,344 in expenses pursuant to the expense limitation agreement.

5.  CAPITAL SHARE TRANSACTIONS

At January 31, 2014, there were unlimited shares, with no par value, authorized for the Trust, and paid in capital amounted to $2,275,542.

On January 8, 2013, 10,000 shares of Class A were issued for cash, at $10.00 per share (load waived).

6.  INVESTMENT TRANSACTIONS

For the period March 1, 2013 (commencement of investment operations) through January 31, 2014, purchases and sales of investment securities other than U.S. Government obligations, securities sold short, options, and short-term investments aggregated $4,426,840 and $2,339,144, respectively.  Purchases and sales of options aggregated $74,908 and $5,848, respectively.  Purchases and sales of securities sold short aggregated $1,942,321 and $2,813,026, respectively.

7.  PUT OPTIONS PURCHASED

As of January 31, 2014, the Fund had put options valued at $54,790.

Transactions in put options purchased for the period March 1, 2013 (commencement of investment operations) through January 31, 2014, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at March 1, 2013	-	$ -
Options purchased	813	74,908
Options written	-	-
Options exercised	-	-
Options expired	(232)	(18,718)
Options terminated in closing purchase transaction	(291)	(27,550)
Options outstanding at January 31, 2014	290	$ 28,640

Realized and unrealized gains and losses on derivatives contracts entered into for the period March 1, 2013 (commencement of investment operations) through January 31, 2014, by the Fund are recorded in the following locations in the Statement of Operations:

	Location	Realized (Loss)	Location	Unrealized Appreciation
Options Purchased	Realized Loss on Options	$(40,420)	Net Change in Unrealized Appreciation on Options	$26,150

8.  DISTRIBUTION (12b-1) PLAN

The Fund has adopted plans pursuant to Rule 12b-1 under the 1940 Act (each a "12b-1 Plan" or "Plan") under which the Fund may incur expenses related to distribution of its Class A and Class C shares. Payments under a Plan are made to the distributor or its designee, which uses them to pay distribution and shareholder servicing expenses on behalf of and as agent of the Fund.  The Class A shares pay at an annual rate of 0.25% of the average daily net assets of the class, and the Class C shares pay at an annual rate of 1.00% of the average daily net assets of the class.  The Plans are compensation plans, which mean that payments under a Plan may exceed distribution and shareholder servicing expenses incurred by the applicable class pursuant to the Plan, and the distributor is permitted to retain the excess.  It is also possible that 12b-1 expenses incurred by the Fund for a period with respect to either class will exceed the payments received by the distributor, in which case the distributor, or the Adviser, may pay such excess expenses out of its own resources.  Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of the investment and may cost more than paying other types of sales charges.  For the period March 1, 2013 (commencement of investment operations) through January 31, 2014, Class A shares accrued $1,114 in distribution fees.  For the period March 26, 2013 (commencement of investment operations) through January 31, 2014, Class C shares accrued $10,829 in distribution fees.

9.  TAX MATTERS

As of January 31, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and tax cost of investment securities were as follows:

Capital loss carryforward +	$ -

Gross unrealized appreciation on investment securities	723,978
Gross unrealized depreciation on investment securities	(50,932)
Net unrealized appreciation on investment securities	$ 673,046

Cost of investment securities, including ST investments #	$ 2,355,093

+ The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

# The difference between the tax cost and book cost basis of investments is due to wash sales disallowed for tax purposes.

For the period March 1, 2013 (commencement of investment operations) through January 31, 2014, the Fund did not pay any distributions.

10.  NEW ACCOUNTING PRONOUNCEMENT

In January 2013, the FASB issued ASU 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which replaced ASU 2011-11. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. ASU 2013-01 limits the scope of the new statement of assets and liabilities offsetting disclosures to derivatives, repurchase agreements and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Both ASU 2011-11 and ASU 2013-01 are effective for interim or annual periods beginning on or after January 1, 2013.

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and require additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES

TEALEAF LONG/SHORT DEEP VALUE FUND

We have audited the accompanying statement of assets and liabilities of TeaLeaf Long/Short Deep Value Fund (the Fund), including the schedule of investments and schedule of securities sold short, as of January 31, 2014, and the related statement of operations, statement of changes in net assets, and the financial highlights for the period then ended.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2014 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TeaLeaf Long/Short Deep Value Fund, as of January 31, 2014, and the results of its operations, changes in net assets and financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

SKODA MINOTTI

Cleveland, Ohio

March 25, 2014

TeaLeaf Long/Short Deep Value Fund
Expense Illustration
January 31, 2014 (Unaudited)

Expense Example

As a shareholder of the Tealeaf Long/Short Deep Value Fund (the "Fund"), you incur  two types of costs: (1) transaction costs which consist of redemption fees; and (2) ongoing costs which consist of management fees, distribution (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, August 1, 2013 through January 31, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Class A
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2013	January 31, 2014	August 1, 2013 to January 31, 2014

Actual	$1,000.00	$1,161.40	$17.87
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,008.67	$16.61

* Expenses are equal to the Fund's annualized expense ratio of 3.28%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	August 1, 2013	January 31, 2014	August 1, 2013 to January 31, 2014

Actual	$1,000.00	$1,157.53	$22.08
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,004.74	$20.52

* Expenses are equal to the Fund's annualized expense ratio of 4.06%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

TEALEAF LONG\SHORT DEEP VALUE FUND

TRUSTEES

JANUARY 31, 2014 (UNAUDITED)

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the 1940 Act (Independent Trustees).

Name, Address and Year of Birth [1]	Position(s) Held with the Trust	Term of Office/Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [2]	Other Directorships Held by Trustee During Last 5 Years
Peter Y. Mills 1955	Trustee	Indefinite/Since December 2012	Vice President of Finance, Kadmon Corporation, LLC (bio-pharmacuetical), Jan. 2010 to present; Self-Employed Private Investor, Jan. 2007 to Dec. 2009.	1	None
Alan S. Pernick 1936	Trustee	Indefinite/Since December 2012	Retired, Oct. 2004 to present.	1	None
Jamia C. Jasper 1969	Trustee	Indefinite/Since December 2012	President, AmerIsrael Capital Management, LLC, Oct. 2007 to present.	1	American Israeli Shared Values Trust (1 fund)

1 Unless otherwise specified, the mailing address of each Trustee is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Road, Suite 400, Broadview Heights, Ohio  44147-4003.

2 The "Fund Complex" consists of Tea Leaf Management Investment Trust.

The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, and each officer of the Trust.

Name, Address and Year of Birth [1]	Position(s) Held with the Fund	Term of Office/ Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee [3]	Other Directorships Held by Trustee During Last 5 Years
Adam M. Hutt[2] 1963	Trustee, President	Indefinite/ Trustee since July 2012; Annual/President since December 2012	President AMH Equity, Ltd.; 1996 to present.	1	None
David A. Hanover 1966	Treasurer	Annual/Since December 2012

Senior Equity Analyst, AMH Equity, Ltd., Oct. 2010 to present; Analyst, MTG LLC, (investment adviser), Oct. 2008 to Apr. 2010; Portfolio Manager/Analyst, Pergament Advisors, LLC (investment adviser), June 2001 to Aug. 2008.

				n/a	n/a
Sam Nebenzahl 1970	Secretary, Chief Compliance Officer	Annual/Since July 2012; Annual/Since December 2012	Director of Operations and Chief Compliance Officer, AMH Equity, Ltd.; 2000 to present.	n/a	n/a

1 Unless otherwise specified, the address of each Trustee and officer is c/o Mutual Shareholder Services, LLC, 8000 Town Centre Road, Suite 400, Broadview Heights, Ohio  44147-4003

2 Mr. Hutt is considered an "Interested" Trustee as defined in the 1940 Act, because he is an officer of the Trust and controls the Fund's investment adviser.

3 The "Fund Complex" consists of Tea Leaf Management Investment Trust.

TEALEAF LONG/SHORT DEEP VALUE FUND

ADDITIONAL INFORMATION

JANUARY 31, 2014 (UNAUDITED)

Portfolio Holdings – The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on April 30 and October 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at (855)-270-2676, free of charge.

Proxy Voting - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (855) 270-2676 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.  A review of how the Fund voted on company proxies can be obtained at our transfer agent’s website, www.mutualss.com.

Additional Information - The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (855) 270-2676 to request a copy of the SAI or to make shareholder inquiries.

Investment Adviser

AMH Equity Ltd.

370 Lexington Ave., Suite 201

New York, NY 10017

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

8000 Town Centre Drive, Suite 400

Broadview Heights, OH  44147

Custodian

U.S. Bank, NA

1555 N. Rivercenter Drive

Milwaukee, WI  53212

Independent Registered Public Accounting Firm

Skoda Minotti & Co.

6685 Beta Drive

Mayfield Village, OH  44143

Legal Counsel

Thompson Hine LLP

312 Walnut St. 14th Floor

Cincinnati, OH  45202

Distributor

Arbor Court Capital, LLC

2000 Auburn Drive, Suite 120

Cleveland, OH 44122

This report is provided for the general information of the shareholders of the TeaLeaf Long/Short Deep Value Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

(a)As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on registrant’s website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

The registrant's board of trustees has determined Peter Mills is an audit committee financial expert.  Mr. Mills is independent for the purposes of this Item 3.

Item 4. Principal Accountant Fees and Services

(a)

Audit Fees

FY 2014

$ 8,000

(b)

Audit-Related Fees

Registrant

FY 2014

$ 0

(c)

Tax Fees

Registrant

FY 2014

$ 2,000

Nature of the fees:

Tax preparation and filing.

(d)

All Other Fees

Registrant

FY 2014

$ 0

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence.

(2)	Percentages of Services Approved by the Audit Committee

(Pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X)

Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than fifty percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant                 Adviser

FY 2014                  $2,000                         $0

(h)           Not applicable.  The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a) The registrant’s president and chief financial officer concluded that the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics. Filed herewith.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b) Certification pursuant to Section 906 Certification of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tea Leaf Management Investment Trust

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: April 4, 2014

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: April 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Adam M. Hutt

     Adam M. Hutt

     President and Principal Executive Officer

Date: April 4, 2014

By /s/David Hanover

     David Hanover

     Treasurer and Principal Financial Officer

Date: April 4, 2014